Earnings Per Share (Details) - Schedule of basic and diluted earnings per share - Predecessor [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended	23 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Nov. 26, 2021
Angel Founder Units [Member]
Numerator:
Net Income allocation	$ 1,486
Denominator:
Weighted averaged units - basic	110,000	110,000	110,000
Weighted averaged units - diluted	110,000	110,000	110,000
Earnings per unit - basic	$ 13.5	$ 47.65	$ 53.13
Earnings per unit - diluted	$ 13.5
Series A Units [Member]
Numerator:
Net Income allocation	$ 577
Denominator:
Weighted averaged units - basic	42,761	42,761	42,761
Weighted averaged units - diluted	42,761	42,761	42,761
Earnings per unit - basic	$ 13.5	$ 157.36	$ 53.13
Earnings per unit - diluted	$ 13.5
Series R Units [Member]
Numerator:
Net Income allocation	$ 729
Denominator:
Weighted averaged units - basic	54,000	54,000	54,000
Weighted averaged units - diluted	54,000	54,000	54,000
Earnings per unit - basic	$ 13.5	$ 44.91	$ 53.13
Earnings per unit - diluted	$ 13.5